Capital Stock - Common Shares in Treasury and Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Common Stock And Treasury Stock Balances [Roll Forward]
Balance (in shares)	93,883,645	93,013,031
Balance (in shares)	93,116,762	93,883,645	93,013,031
Treasury Stock
Reconciliation Of Common Stock And Treasury Stock Balances [Roll Forward]
Balance (in shares)	23,676,733	23,577,411	23,514,054
Shares tendered as payment for option rights exercised (in shares)	1,159	16,545	3,441
Shares tendered in connection with grants of restricted stock (in shares)	52,144	82,777	59,916
Treasury stock purchased (in shares)	(1,525,000)
Balance (in shares)	25,255,036	23,676,733	23,577,411
Common Stock
Reconciliation Of Common Stock And Treasury Stock Balances [Roll Forward]
Balance (in shares)	93,883,645	93,013,031	92,246,525
Shares tendered as payment for option rights exercised (in shares)	(1,159)	(16,545)	(3,441)
Shares issued for exercise of option rights (in shares)	661,599	1,152,015	733,876
Shares tendered in connection with grants of restricted stock (in shares)	(52,144)	(82,777)	(59,916)
Net shares issued for grants of restricted stock (in shares)	149,821		95,987
Net shares canceled of restricted stock (in shares)		(182,079)
Treasury stock purchased (in shares)	(1,525,000)
Balance (in shares)	93,116,762	93,883,645	93,013,031